Accrued Pension and Severance Costs (Schedule of Changes in Level 3 Plan Assets) (Detail) (Hedge Funds, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,013	¥ 1,137
Net realized / unrealized gain (loss)	186	23
Purchases, issuances and settlements	978	(147)
Transfer in and / or out of Level 3
Balance at end of year	¥ 2,177	¥ 1,013